WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 56.5%
FHLMC - 9.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/33-8/1/49	$29,745,261	$30,694,314
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	30,314	34,840
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	8,874	9,972
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-9/1/48	21,787,278	22,675,400
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48	977,350	1,044,777
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/49-10/1/49	140,819,003	143,474,305
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	10/1/49	7,177,729	7,116,773
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	11/1/49	99,894	103,708	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35-12/1/38	227,365	256,217
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-1/1/48	51,630,363	52,710,877
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	26,353	30,165
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	84,743	95,863
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	169,194	194,575
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	10/1/42-12/1/48	926,236	967,871
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-5/1/48	12,176,136	12,739,650
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/47	3,183,378	3,362,591
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	10/1/48	700,183	750,396

Total FHLMC				276,262,294

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2019 Quarterly Report	1

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - 23.6%
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	$4,111,000	$4,104,920
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,672,000	4,741,327
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-9/1/57	24,668,677	26,727,524
Federal National Mortgage Association (FNMA)	3.000%	7/1/32-10/1/49	138,742,836	141,648,806
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	197,091	220,074
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-12/1/48	26,385,168	28,268,340
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-8/1/49	393,017,749	405,903,961
Federal National Mortgage Association (FNMA)	2.670%	10/1/34	6,000,000	6,132,891
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	30,557	34,255
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	460,943	524,684
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	36,094	41,501
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	38,025,725	40,123,600
Federal National Mortgage Association (FNMA)	3.500%	10/1/49	198,467	206,044	(a)
Federal National Mortgage Association (FNMA)	3.000%	11/1/49	11,800,000	11,986,198	(a)
Federal National Mortgage Association (FNMA)	2.500%	1/1/50	22,800,000	22,561,433	(b)
Federal National Mortgage Association (FNMA)	3.000%	1/1/50	14,600,000	14,795,507	(b)

Total FNMA				708,021,065

GNMA - 23.7%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	80,686,283	83,303,157
Government National Mortgage Association (GNMA)	3.500%	6/15/48	8,978,474	9,426,946
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	1,238,937	1,408,828
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-4/20/49	121,616,106	127,443,719
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-1/20/49	18,364,396	19,367,920

See Notes to Schedule of Investments.

2	Western Asset SMASh Series M Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	$226,873,614	$235,111,884
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-11/20/49	87,550,929	91,622,779
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-2/20/48	930,767	958,535
Government National Mortgage Association (GNMA) II	2.500%	8/20/49-11/20/49	5,971,188	5,921,449	(a)
Government National Mortgage Association (GNMA) II	2.500%	1/20/50	23,800,000	23,940,508	(b)
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	110,400,000	113,380,800	(b)

Total GNMA				711,886,525

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,685,779,839)				1,696,169,884

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 17.4%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	3.636%	7/20/35	495,717	425,736	(d)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	411,826	362,077
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	2.443%	6/25/45	3,873,539	3,857,939	(d)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.557%	6/20/35	24,980	19,410	(d)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	3.015%	7/15/35	11,150,000	11,176,095	(d)(e)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	2.388%	10/25/34	3,217,178	3,146,221	(d)(e)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	2.308%	5/25/35	41,911	37,293	(d)
Commercial Mortgage Pass-Through Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,781,582	(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	191,780
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	167,598	(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2019 Quarterly Report	3

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Commercial Mortgage Trust, 2013-CR12 C	5.250%	10/10/46	$80,000	$81,145	(d)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.128%	7/25/36	265,700	255,805	(d)(e)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,498,899	(e)
Credit Suisse Mortgage Trust, 2017-RPL3 B2	4.750%	8/1/57	20,223,539	22,050,533	(d)(e)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	27,112,804	28,416,941	(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K049 X1, IO	0.728%	7/25/25	95,161,041	2,738,687	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K050 X1, IO	0.456%	8/25/25	170,310,436	2,896,333	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K064 X1, IO	0.743%	3/25/27	51,935,927	2,026,961	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	6,596,428	309,518	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	5,995,632	459,577	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X1, IO	0.640%	8/25/22	78,937,186	848,890	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K723 X1, IO	1.072%	8/25/23	121,492,412	3,517,448	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K725 X1, IO	0.840%	1/25/24	145,999,995	3,712,444	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	28,227	32,501
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.185%	10/15/41	472,648	71,800	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	895,769	69,937

See Notes to Schedule of Investments.

4	Western Asset SMASh Series M Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	$3,543,472	$3,548,028
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.313%	2/15/38	2,020,797	136,031	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	3.908%	2/25/24	5,428,398	5,489,198	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	3.908%	9/25/24	5,566,511	5,636,100	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	5.408%	4/25/28	7,179,000	7,719,096	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2 (1 mo. USD LIBOR + 1.350%)	3.058%	3/25/29	15,846,678	15,899,606	(d)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	6.958%	10/25/23	21,971,552	24,207,927	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.108%	1/25/24	32,125,928	34,916,206	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	2.958%	7/25/29	41,154,000	41,205,393	(d)(e)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	3,344,804
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	2,089,901	2,134,148
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	6,600,000	6,656,026
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,700,000	2,708,344
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.822%	1/25/41	173,709	33,647	(d)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	404,434	453,987

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2019 Quarterly Report	5

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	$7,405	$7,999
Federal National Mortgage Association (FNMA) REMIC, 2012-075 AO, PO	0.000%	3/25/42	22,927	20,964
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.892%	7/25/42	98,535	17,550	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	657,585	45,146
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.442%	12/25/42	711,829	120,047	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	127,035	141,531
Federal National Mortgage Association (FNMA) REMIC, 2013-014 IG, IO	4.000%	3/25/43	446,958	63,740
Federal National Mortgage Association (FNMA) REMIC, 2013-029 QI, IO	4.000%	4/25/43	1,429,630	189,032
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	1,642,046	137,917
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.051%	8/25/44	1,591,251	94,881	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	373,829	22,916
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	19,746	3,903
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	12,896	1,810
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	6,981	1,052	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	7,169	1,128	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	10,944	1,581
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	16,138	3,312
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	61,355	10,334
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	151,203	24,736

See Notes to Schedule of Investments.

6	Western Asset SMASh Series M Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	$208,668	$14,194
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	31,684,282	32,382,496	(d)(e)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	20,502,654	84,192	(e)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	5.785%	12/25/45	4,853	4,854	(d)(e)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	4,987,592	5,120,886	(d)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	4.159%	4/19/36	597,294	562,234	(d)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.776%	3/20/39	8,264	245	(d)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.926%	1/20/40	34,830	2,991	(d)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	114,771	8,966
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.447%	11/20/60	801,078	800,177	(d)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	2.497%	4/20/61	1,187,176	1,187,284	(d)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. LIBOR + 6.600%)	4.838%	4/16/42	2,952,758	617,766	(d)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.644%	5/16/55	38,638,742	1,422,350	(d)
Government National Mortgage Association (GNMA), 2014-176 IA, IO, PAC	4.000%	11/20/44	1,124,527	183,521
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	1,300,849	240,989
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	425,925	76,753
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.297%	5/20/68	1,959,942	1,949,830	(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2019 Quarterly Report	7

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	$12,858,733	$13,084,808
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	1,600,000	1,640,874
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.564%	1/16/55	94,377,765	1,921,951	(d)
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B (1 mo. USD LIBOR + 0.360%)	2.068%	7/25/35	12,994,654	12,926,713	(d)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	548,282	(d)
GS Mortgage Securities Trust, 2018-RPL1 A1A	3.750%	10/25/57	29,245,164	30,601,321	(e)
GS Mortgage Securities Trust, 2019-SOHO A	2.665%	6/15/36	13,100,000	13,114,620	(d)(e)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	2.448%	12/25/34	3,037,410	3,080,239	(d)
IMPAC CMB Trust Series, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	2.448%	11/25/34	6,890,809	7,037,759	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	0.926%	1/15/47	27,029,052	713,243	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.749%	7/15/47	700,000	738,359	(d)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	589,125	457,389
JPMorgan Mortgage Trust, 2015-5 A9	3.232%	5/25/45	1,838,834	1,842,751	(d)(e)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	16,136,221	16,459,132	(d)(e)
JPMorgan Resecuritization Trust Series, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	2.033%	7/27/36	7,421,783	6,609,193	(d)(e)
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA A (Panamanian Mortgage Reference Rate - 1.250%)	4.500%	12/23/36	115,453	115,426	(d)(e)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.865%	9/25/35	74,185	54,382	(d)
Merrill Lynch Mortgage Investors Trust Series, 2006-A1 1A1	4.218%	3/25/36	542,343	442,107	(d)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	6,372,389	6,540,457	(d)(e)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	7,892,805	8,206,249	(d)(e)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series M Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	$29,618,044	$31,330,159	(d)(e)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	35,176,340	37,026,580	(d)(e)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	4.403%	5/25/35	1,181	1,206	(d)
RALI Series Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.205%)	1.913%	9/25/46	624,062	605,968	(d)
RAMP Series Trust, 2005-SL1 A7	8.000%	5/25/32	33,494	26,241
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.655%	9/29/31	224	220	(d)(e)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,005,930	1,035,330
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	2.715%	6/15/33	9,859,000	9,864,284	(d)(e)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.356%	1/21/70	5,440,000	5,435,060	(d)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	4.110%	3/25/34	175,739	178,600	(d)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	4.476%	3/25/46	293,908	316,298	(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	4.162%	3/25/33	152,664	155,797	(d)
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	7,124,134	7,103,566	(d)(e)
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	102,151	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	2.688%	11/25/34	8,107,588	8,236,241	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	2.348%	7/25/45	80,432	80,062	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR11 A	4.243%	10/25/34	226,841	230,606	(d)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.274%	8/15/50	27,954,662	1,147,245	(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2019 Quarterly Report	9

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.503%	6/15/45	$409,064	$10,384	(d)(e)
WFRBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,709,166	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $512,723,028)				522,541,417

U.S. TREASURY INFLATION PROTECTED SECURITIES - 9.4%
U.S. Treasury Bonds, Inflation Indexed	0.375%	7/15/25	6,160,677	6,242,401
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,884,252	3,857,528
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	29,415,123	35,348,774
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	11,121,672	11,762,815
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	43,800,324	49,116,213
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	13,242,567	14,464,879
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	33,089,654	37,335,473
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	109,760,125	124,580,035
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	108,058	110,849

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $256,229,451)				282,818,967

ASSET-BACKED SECURITIES - 6.1%
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	3.466%	10/20/27	3,000,000	3,000,147	(d)(e)
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	2.833%	9/25/33	96,374	96,298	(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	2.918%	3/25/37	515,397	508,917	(d)(e)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A	4.213%	12/16/41	19,963,958	20,539,899	(d)(e)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.038%	7/25/36	39,595	37,558	(d)(e)
Countrywide Asset-Backed Certificates, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	2.608%	10/25/47	25,455	25,051	(d)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	2.208%	10/25/34	2,722,167	2,726,119	(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	23,321,569	23,498,748	(d)(e)
CSMC Trust, 2017-RPL1 M1	3.082%	7/25/57	20,370,000	20,498,168	(d)(e)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	23,200,000	23,366,989	(e)
LCM XXIII Ltd., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.366%	10/20/29	2,500,000	2,500,125	(d)(e)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series M Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
MASTR Asset Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	2.008%	5/25/37	$6,259,338	$5,925,463	(d)(e)
Merrill Lynch Mortgage Investors Trust Series, 2006-FF1 M5 (1 mo. USD LIBOR + 0.390%)	2.098%	8/25/36	20,305,000	20,246,850	(d)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.090%)	1.798%	12/25/36	30,220	17,481	(d)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	2.308%	4/25/40	3,484,477	3,429,338	(d)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.008%	3/25/66	3,310,000	3,360,261	(d)(e)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	3.190%	11/15/32	550,000	550,000	(a)(d)(e)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.320%	8/15/29	500,000	500,036	(d)(e)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.540%	4/15/37	613,348	602,125	(d)
RAAC Series Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.400%)	2.108%	9/25/45	1,687,451	1,688,833	(d)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	1.978%	5/25/36	170,194	168,765	(d)(e)
RAMP Series Trust, 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	1.978%	10/25/36	924,824	925,703	(d)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	2.588%	8/25/33	764,821	768,780	(d)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	2.708%	9/25/37	243,782	200,193	(d)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	3.508%	9/25/37	1,067,334	886,591	(d)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	3.208%	10/25/32	2,679	2,650	(d)(e)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.090%	3/25/44	8,600,000	8,109,232	(d)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	2,482,258	2,534,985

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2019 Quarterly Report	11

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp., 2004-SC1 A	8.312%	12/25/29	$12,502	$12,290	(d)(e)
Structured Asset Securities Corp., 2005-WF1 A3 (1 mo. USD LIBOR + 0.660%)	2.368%	2/25/35	7,680	7,701	(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	296,231	292,600
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	8,045,296	8,098,750	(d)(e)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	2.708%	5/25/58	23,054,291	23,178,563	(d)(e)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	4,259,256	4,492,285

TOTAL ASSET-BACKED SECURITIES (Cost - $178,076,248)				182,797,494

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.1%
U.S. Government Obligations - 4.1%
U.S. Treasury Bonds	2.250%	8/15/49	25,150,000	25,397,079
U.S. Treasury Bonds	2.375%	11/15/49	13,280,000	13,787,337
U.S. Treasury Notes	1.625%	10/31/26	54,910,000	54,537,856
U.S. Treasury Notes	1.625%	8/15/29	29,360,000	28,929,922

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $122,413,829)				122,652,194

CORPORATE BONDS & NOTES - 2.6%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,240,000	1,318,015	(e)

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,681,142

See Notes to Schedule of Investments.

12	Western Asset SMASh Series M Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 1.6%
Banks - 1.6%
Bank of Montreal, Senior Secured Notes	1.750%	6/15/21	$12,200,000	$12,181,451	(e)
International Bank for Reconstruction & Development, Senior Notes (Secured Overnight Financing Rate + 0.220%)	1.770%	8/21/20	35,000,000	35,008,420	(d)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	12/30/19	1,620,000	1,644,721	(d)(f)

Total Banks				48,834,592

Insurance - 0.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	8,944	13,129	(e)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.104%	2/12/23	38,153	38,534	(d)(e)

Total Insurance				51,663

TOTAL FINANCIALS				48,886,255

INDUSTRIALS - 0.8%
Transportation Infrastructure - 0.8%
DP World PLC, Senior Notes	5.625%	9/25/48	20,510,000	23,717,764	(e)

MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	2,102,738	(e)

TOTAL CORPORATE BONDS & NOTES (Cost - $73,870,711)				77,705,914

SOVEREIGN BONDS - 1.5%
Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	8,660,000	9,296,363	(e)

Mexico - 0.4%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	7,361,236
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	4,002,587

Total Mexico				11,363,823

Qatar - 0.7%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	18,110,000	19,127,963	(g)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,663,629	(g)

Total Qatar				20,791,592

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2019 Quarterly Report	13

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Saudi Arabia - 0.1%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	$3,600,000	$3,670,380	(e)

TOTAL SOVEREIGN BONDS (Cost - $42,177,109)				45,122,158

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
U.S. Treasury 2-Year Notes Futures, Put @ $107.13	1/24/20	5,823	11,646,000	181,969
U.S. Treasury 2-Year Notes Futures, Put @ $105.75	2/21/20	7,535	15,070,000	117,742
U.S. Treasury 5-Year Notes Futures, Call @ $118.50	12/27/19	2,538	2,538,000	1,586,250
U.S. Treasury 5-Year Notes Futures, Put @ $111.00	2/21/20	25,848	25,848,000	201,950
U.S. Treasury 5-Year Notes Futures, Put @ $114.25	2/21/20	3,891	3,891,000	91,197
U.S. Treasury 10-Year Notes Futures, Call @ $128.50	12/27/19	406	406,000	444,063
U.S. Treasury 10-Year Notes Futures, Call @ $140.00	1/24/20	1,000	1,000,000	0	(h)
U.S. Treasury 10-Year Notes Futures, Put @ $128.00	12/27/19	81	81,000	10,125
U.S. Treasury 10-Year Notes Futures, Put @ $129.00	12/27/19	183	183,000	74,344
U.S. Treasury 10-Year Notes Futures, Put @ $129.25	12/27/19	80	80,000	41,250
U.S. Treasury 10-Year Notes Futures, Put @ $129.50	12/27/19	728	728,000	466,375
U.S. Treasury 10-Year Notes Futures, Put @ $122.00	2/21/20	11,710	11,710,000	365,938
U.S. Treasury Long-Term Bonds Futures, Call @ $156.00	12/27/19	81	81,000	267,047
U.S. Treasury Long-Term Bonds Futures, Call @ $157.00	12/27/19	244	244,000	610,000
U.S. Treasury Long-Term Bonds Futures, Call @ $158.00	12/27/19	65	65,000	118,828
U.S. Treasury Long-Term Bonds Futures, Call @ $159.00	12/27/19	145	145,000	185,781

See Notes to Schedule of Investments.

14	Western Asset SMASh Series M Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $159.50	12/27/19	40	$40,000	$42,500
U.S. Treasury Long-Term Bonds Futures, Put @ $157.00	12/27/19	57	57,000	30,281
U.S. Treasury Long-Term Bonds Futures, Put @ $159.00	12/27/19	202	202,000	265,125

TOTAL PURCHASED OPTIONS (Cost - $4,268,986)				5,100,765

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,875,539,201)				2,934,908,793

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.1%
U.S. GOVERNMENT AGENCIES - 4.4%
Federal Home Loan Bank (FHLB), Discount Notes	1.481%	12/26/19	37,390,000	37,350,865	(i)
Federal Home Loan Bank (FHLB), Discount Notes	1.563%	1/29/20	60,000,000	59,847,267	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.517%	1/2/20	35,000,000	34,952,380	(i)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $132,129,536)				132,150,512

			SHARES
OVERNIGHT DEPOSITS - 0.7%
BNY Mellon Cash Reserve Fund (Cost - $20,840,312)	0.250%		20,840,312	20,840,312

TOTAL SHORT-TERM INVESTMENTS (Cost - $152,969,848)				152,990,824

TOTAL INVESTMENTS - 102.9% (Cost - $3,028,509,049)				3,087,899,617
Liabilities in Excess of Other Assets - (2.9)%				(86,406,845)

TOTAL NET ASSETS - 100.0%				$3,001,492,772

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2019 Quarterly Report	15

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2019, the Fund held TBA securities with a total cost of $174,596,926.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Value is less than $1.

(i)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	12/27/19	$119.25	1,101	$1,101,000	$(232,243)
U.S. Treasury 5-Year Notes Futures, Call	12/27/19	119.50	2,140	2,140,000	(284,220)
U.S. Treasury 5-Year Notes Futures, Call	12/27/19	119.75	1,581	1,581,000	(135,868)
U.S. Treasury 5-Year Notes Futures, Call	12/27/19	120.50	168	168,000	(3,938)
U.S. Treasury 5-Year Notes Futures, Put	12/27/19	118.50	168	168,000	(26,250)
U.S. Treasury 5-Year Notes Futures, Put	12/27/19	118.75	501	501,000	(121,336)

See Notes to Schedule of Investments.

16	Western Asset SMASh Series M Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SCHEDULE OF WRITTEN OPTIONS (cont’d)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Put	2/21/20	$118.00	250	$250,000	$(58,594)
U.S. Treasury 5-Year Notes Futures, Put	2/21/20	118.50	499	499,000	(194,922)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	129.00	163	163,000	(124,797)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	129.50	407	407,000	(203,500)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	129.75	241	241,000	(97,906)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	130.00	1,132	1,132,000	(353,750)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	130.50	995	995,000	(186,562)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	131.00	1,155	1,155,000	(126,328)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	131.50	1,385	1,385,000	(86,562)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	132.00	1,146	1,146,000	(35,813)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	132.50	162	162,000	(5,063)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	130.50	244	244,000	(137,250)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	131.00	2,077	2,077,000	(908,688)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	131.50	487	487,000	(159,797)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	132.00	162	162,000	(40,500)
U.S. Treasury 10-Year Notes Futures, Put	12/27/19	128.50	548	548,000	(128,437)
U.S. Treasury 10-Year Notes Futures, Put	12/27/19	128.75	160	160,000	(50,000)
U.S. Treasury 10-Year Notes Futures, Put	2/21/20	128.00	407	407,000	(190,781)
U.S. Treasury Long-Term Bonds Futures, Call	12/27/19	160.00	414	414,000	(355,781)
U.S. Treasury Long-Term Bonds Futures, Call	12/27/19	161.00	454	454,000	(248,281)
U.S. Treasury Long-Term Bonds Futures, Call	12/27/19	162.00	405	405,000	(139,219)
U.S. Treasury Long-Term Bonds Futures, Call	12/27/19	163.00	326	326,000	(71,312)
U.S. Treasury Long-Term Bonds Futures, Call	12/27/19	165.00	81	81,000	(7,594)
U.S. Treasury Long-Term Bonds Futures, Call	2/21/20	160.00	852	852,000	(1,570,875)
U.S. Treasury Long-Term Bonds Futures, Call	2/21/20	161.00	41	41,000	(60,219)
U.S. Treasury Long-Term Bonds Futures, Call	2/21/20	162.00	81	81,000	(93,656)
U.S. Treasury Long-Term Bonds Futures, Put	12/27/19	152.00	16	16,000	(1,000)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2019 Quarterly Report	17

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SCHEDULE OF WRITTEN OPTIONS (cont’d)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury Long-Term Bonds Futures, Put		12/27/19	$156.00		162	$162,000	$(53,156)
U.S. Treasury Long-Term Bonds Futures, Put		12/27/19	158.00		161	161,000	(138,359)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $9,055,720)							$(6,632,557)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	45,300,000	$45,300,000	$(100)
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	26,230,000	26,230,000	(58)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	45,300,000	45,300,000	(11,158)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	26,230,000	26,230,000	(6,460)
Interest rate swaption with Citibank N.A., Call	Citibank N.A.	2/4/20	137.00	bps	42,710,000	42,710,000	(84,417)
Interest rate swaption with Citibank N.A., Put	Citibank N.A.	2/4/20	177.00	bps	42,710,000	42,710,000	(65,949)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $925,061)							$(168,142)

TOTAL WRITTEN OPTIONS (Premiums received - $9,980,781)							$(6,800,699)

Abbreviation used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At November 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,491	6/20	$364,540,371	$366,711,450	$2,171,079
90-Day Eurodollar	4,558	3/21	1,121,031,947	1,122,863,300	1,831,353
U.S. Treasury 2-Year Notes	13,438	3/20	2,898,125,213	2,897,043,835	(1,081,378)
U.S. Treasury 5-Year Notes	33,662	3/20	4,006,586,140	4,004,726,063	(1,860,077)
U.S. Treasury 10-Year Notes	24,811	3/20	3,214,519,271	3,209,535,577	(4,983,694)
U.S. Treasury Ultra Long-Term Bonds	727	3/20	136,347,829	136,471,531	123,702

					(3,799,015)

See Notes to Schedule of Investments.

18	Western Asset SMASh Series M Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
30-Day Federal Funds	538	1/20	$219,509,329	$220,687,320	$(1,177,991)
90-Day Eurodollar	1,893	12/19	464,222,922	464,222,756	166
90-Day Eurodollar	7,021	3/20	1,725,492,956	1,725,059,700	433,256
90-Day Eurodollar	6,473	6/21	1,593,151,069	1,594,704,463	(1,553,394)
U.S. Treasury Long-Term Bonds	1,540	3/20	246,003,607	244,811,875	1,191,732
US Treasury Ultra 10-Year Notes	27	3/20	3,853,336	3,839,906	13,430

					(1,092,801)

Net unrealized depreciation on open futures contracts					$(4,891,816)

At November 30, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$164,460,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(8,476)	$(168,532)
	334,739,000	9/15/21	1.350% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(63,663)	103,990
	238,000,000	10/31/25	2.750% semi-annually	3-Month LIBOR quarterly	(110,000)	(15,345,857)
	1,461,091,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	4,188,605	1,737,063
	382,824,000	6/30/26	1.250% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(406,035)	3,307,193
	544,576,000	7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	2,010,153	1,165,641
	42,060,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	56,287	586,498
	357,431,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	756,849	1,768,830

Total	$3,525,181,000				$6,423,720	$(6,845,174)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2019 Quarterly Report	19

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.33 Index	$27,630,000	12/20/24	1.000% quarterly	$665,579	$519,964	$145,615
Markit CDX.NA.IG.33 Index	44,690,000	12/20/29	1.000% quarterly	87,682	(285,714)	373,396

Total	$72,320,000			$753,261	$234,250	$519,011

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset SMASh Series M Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

21

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$1,696,169,884	—	$1,696,169,884
Collateralized Mortgage Obligations	—	522,541,417	—	522,541,417
U.S. Treasury Inflation Protected Securities	—	282,818,967	—	282,818,967
Asset-Backed Securities	—	182,797,494	—	182,797,494
U.S. Government & Agency Obligations	—	122,652,194	—	122,652,194
Corporate Bonds & Notes	—	77,705,914	—	77,705,914
Sovereign Bonds	—	45,122,158	—	45,122,158
Purchased Options	$5,100,765	—	—	5,100,765

Total Long-Term Investments	5,100,765	2,929,808,028	—	2,934,908,793

Short-Term Investments†:
U.S. Government Agencies	—	132,150,512	—	132,150,512
Overnight Deposits	—	20,840,312	—	20,840,312

Total Short-Term Investments	—	152,990,824	—	152,990,824

Total Investments	$5,100,765	$3,082,798,852	—	$3,087,899,617

23

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$5,764,718	—	—	$5,764,718
Centrally Cleared Interest Rate Swaps	—	$8,669,215	—	8,669,215
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	519,011	—	519,011

Total Other Financial Instruments	$5,764,718	$9,188,226	—	$14,952,944

Total	$10,865,483	$3,091,987,078	—	$3,102,852,561

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$6,632,557	—	—	$6,632,557
OTC Written Options	—	$168,142	—	168,142
Futures Contracts	10,656,534	—	—	10,656,534
Centrally Cleared Interest Rate Swaps	—	15,514,389	—	15,514,389

Total	$17,289,091	$15,682,531	—	$32,971,622

†	See Schedule of Investments for additional detailed categorizations.

24